NOTES RECEIVABLE (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 09, 2021	Nov. 09, 2021	Apr. 29, 2020	Apr. 27, 2020	Jan. 24, 2020	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021	Aug. 31, 2020
Equity investment, net of discount						$ 0		$ 11,132	$ 2,783
Promissory note								150,000
Other income						$ 1,583	$ 2,087	$ 8,349	$ 8,349
Debt discount	$ 55,556
Common stock par value						$ 0.001		$ 0.001	$ 0.001
Note receivable								$ 0	$ 132,852
NGBL [Member]
Promissory note					$ 112,500
Notes receivable, interest rate					12.50%
Notes receivable, discount on issue, percentage					12.50%
Notes receivable, payment, description					once the promissory note has been repaid, the Company shall be paid an aggregate of 3.75% of the 2020 derivative products revenues sold by the supplier
Impairment charge								100,000
Libertas Participation Agreement [Member] | QSI Holding Company [Member]
Common stock issuable upon exercise of warrants			45,053	45,053
Purchase Common Stock price per share			$ 3.111	$ 3.111
Common stock issuable upon exercise of warrants, value			$ 58,443	$ 58,443
Exercise price			$ 3.111	$ 3.111
Risk-free rate			0.56%	0.56%
Volatility			32.00%	32.00%
Common stock par value			$ 0.00001	$ 0.00001
Warranty life in years			7 years	7 years
Debt/stock based issue costs			$ 58,443	$ 58,443
Value per common share			$ 3.4520	$ 3.4520
Participation Agreement [Member] | Libertas Funding, LLC [Member] | Connecticut Limited Liability Company [Member]
Participation buy-in, amount				$ 200,000
Participation purchase, amount				$ 264,000
Note receivable								200,000
Participation purchase, unpaid balance								0	$ 132,852
September 1, 2020 [Member]
Previous negotiated weekly payment								6,984
Renegotiated weekly payment receivables								$ 4,921
S T Bio Sciences Ltd [Member]
Debt discount	500,000	$ 55,556
Note issued	$ 555,556	$ 555,556
Interest rate		6.00%
Offering price		70.00%
Minimum gross proceeds		$ 6,000,000
Common stock par value	$ 2.05	$ 2.05